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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999


Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    T/F Partners
Address: 535 Madison Avenue
         37th Floor
         New York, NY 10022

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Drew Figdor
Title:   Partner
Phone:   (212) 759-0340

Signature, Place, and Date of Signing:

         /s/ Drew Figdor     New York, NY     February 14, 2000
         ___________________ ________________ ________________
              [Signature]       [City, State]   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-






































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     70

Form 13F Information Table Value Total:     $283,536
                                              [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-


























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
                   Form 13F INFORMATION TABLE


                           Title                                             Investment Discretion             Voting Authority
                            of                                               ---------------------            -------------------
        Security           Class    CUSIP    Market Value      Quantity     Sole   Share   Other  Managers    Sole    Share  None
-------------------------  -----  --------- ----------------  -------------  ----   -----  -----  -------- ---------  -----  ----

AMFM INC              COMMON STOCK  001693100     2,707         34,600       SOLE                              SOLE
ADFORCE INC           COMMON STOCK  006867105     9,057        126,900       SOLE                              SOLE
ADVANCED COMMUNICATN
  SYSTEMS INC         COMMON STOCK  00750X109     1,121         58,600       SOLE                              SOLE
AIR EXPRESS INTL
 CORP                 COMMON STOCK  009104100     2,378         73,600       SOLE                              SOLE
AIRONET WIRELESS
 COMM INC             COMMON STOCK  00943A107     4,000         59,900       SOLE                              SOLE
ALACATEL              COMMON STOCK  0139040AH       959     21,300-CALL      SOLE                              SOLE
ALACATEL              COMMON STOCK  0139040MG       765     17,000-PUT       SOLE                              SOLE
ALCATEL SA            ADRS STOCKS   013904305       162          3,600      SOLE                              SOLE
AMERICAN MEDICAL
 ELECTRONICS INC      COMMON STOCK  027425891         0        107,900      SOLE                              SOLE
AMERICAN MEDICAL
  ELECTRONICS         COMMON STOCK  027425933         0          4,000      SOLE                              SOLE
AMERICAN MEDICAL
 ELECTRONICS BONUS    COMMON STOCK  027425941         0          4,000      SOLE                              SOLE
AMERICAN MEDICAL
 ELECTRONICS INC      COMMON STOCK  027425958         0        107,900      SOLE                              SOLE
ARDENT SOFTWARE
 INC                  COMMON STOCK  039794102       764        19,600       SOLE                              SOLE
ATLANTIC RICHFIELD
 CO                   COMMON STOCK  048825103     4,524        52,300       SOLE                              SOLE
BP AMOCO PLC          ADRS STOCKS   055622104       635        10,700       SOLE                              SOLE
C-CUBE MICROSYSTEMS
 INC                  COMMON STOCK  125015107     9,456       151,900       SOLE                              SOLE
CAPITAL RE CORP       COMMON STOCK  140432105       772         54,000       SOLE                              SOLE
CATHERINES STORES
 CORP                 COMMON STOCK  14916F100     3,587        170,800       SOLE                              SOLE
CHICAGO TITLE CORP    COMMON STOCK  168228104     7,705        166,600       SOLE                              SOLE
CLARIFY INC           COMMON STOCK  180492100     4,313         34,232       SOLE                              SOLE
COLUMBIA ENERGY
 GROUP                COMMON STOCK  197648108     2,271         35,900       SOLE                              SOLE
CRITICAL PATH INC     COMMON STOCK  22674V100     3,411         36,148       SOLE                              SOLE
DIGITAL ORIGIN INC    COMMON STOCK  25385X109     1,445        119,200       SOLE                              SOLE
DOW CHEMICAL CORP     COMMON STOCK  260543103       575          4,300       SOLE                              SOLE




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FIDELITY FINL
 OHIO INC             COMMON STOCK  31614P107       593         33,200       SOLE                              SOLE
FIDELITY NATIONAL
  FINANCIAL INC       COMMON STOCK  3163260AW     1,233    858,800-CALL      SOLE                              SOLE
FLYCAST
 COMMUNICATIONS
 CORP                 COMMON STOCK  344067103     4,002         30,800       SOLE                              SOLE
GENERAL INSTRUMENT
 CORP                 COMMON STOCK  370120107    31,629        372,100       SOLE                              SOLE
GENESYS
 TELECOMMUNICATIONS   COMMON STOCK  371931106    14,067        260,500       SOLE                              SOLE
HANNAFORD BROS CO     COMMON STOCK  410550107     2,773         40,000       SOLE                              SOLE
HARMONIC INC          COMMON STOCK  413160102       380          4,000       SOLE                              SOLE
INTEGRATED SYS INC    COMMON STOCK  45812M104     1,040         31,000       SOLE                              SOLE
ISOCOR                COMMON STOCK  464902105    10,527        241,999       SOLE                              SOLE
JDS UNIPHASE CORP     COMMON STOCK  46612J101     3,452         21,400       SOLE                              SOLE
JACOR
 COMMUNICATIONS
 INC WTS              WARRANTS      469858138        75          4,700       SOLE                              SOLE
JONES INTERCABLE
 INC                  COMMON STOCK  480206101     1,856         26,700       SOLE                              SOLE
JONES INTERCABLE
 INC CL A             COMMON STOCK  480206200     3,084         44,500       SOLE                              SOLE
KIMBERLY CLARK CORP   COMMON STOCK  494368103       327          5,000       SOLE                              SOLE
MAKER COMMUNICATIONS
 INC                  COMMON STOCK  560875106       257          6,000       SOLE                              SOLE
MEDIAONE GROUP INC    COMMON STOCK  58440J104    23,866        310,700       SOLE                              SOLE
MICRO WAREHOUSE INC   COMMON STOCK  59501B105     2,442        132,000       SOLE                              SOLE
NFO WORLDWIDE INC     COMMON STOCK  62910N108       951         42,500       SOLE                              SOLE
NETMOVES CORPORATION  COMMON STOCK  64116A104     1,502        214,500       SOLE                              SOLE
NEWBRIDGE NETWORKS
 CORP                 COMMON STOCK  650901101       203          9,000       SOLE                              SOLE
NEWSEDGE
 CORPORATION          COMMON STOCK  65249Q106       685         58,600       SOLE                              SOLE
NFRONT INC            COMMON STOCK  65334N109     1,324         66,200       SOLE                              SOLE
OAK INDS INC          COMMON STOCK  671400505    15,250        143,700       SOLE                              SOLE
OMNIPOINT CORP        COMMON STOCK  68212D102    14,994        124,300       SOLE                              SOLE
ONTRACK DATA INTL     COMMON STOCK  683372106     3,957        328,000       SOLE                              SOLE
OPTICAL COATING LAB
  INC                 COMMON STOCK  683829105    25,870         87,400       SOLE                              SOLE
PITTWAY CORP DEL
  USD 1 CL-A          COMMON STOCK  725790208     2,057         45,900       SOLE                              SOLE
RAGEN MACKENZIE GROUP COMMON STOCK  750642100     1,442         80,100       SOLE                              SOLE
REPUBLIC N Y CORP     COMMON STOCK  760719104       914         12,700       SOLE                              SOLE
REYNOLDS METALS       COMMON STOCK  761763101     2,651         34,600       SOLE                              SOLE
SAFESKIN CORP         COMMON STOCK  786454108     2,104        173,500       SOLE                              SOLE
SERVICE EXPERTS INC   COMMON STOCK  817567100     1,070        184,100       SOLE                              SOLE
SHIRE PHARMACEUTICAL
 GROUP PLC            ADRS STOCKS   82481R106     1,084         37,236       SOLE                              SOLE
SPRINT CORP USD2.50   COMMON STOCK  852061100     2,538         37,700       SOLE                              SOLE



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TUMBLEWEED
 COMMUNICATIONS
 CORP                 COMMON STOCK  899690101     1,695         20,000       SOLE                              SOLE
UNION CARBIDE CORP    COMMON STOCK  905581104     2,703         40,500       SOLE                              SOLE
US WEST INC           COMMON STOCK  91273H101    19,123        265,600       SOLE                              SOLE
USWEB CORPORATION     COMMON STOCK  917327108     1,171         26,350       SOLE                              SOLE
VANTIVE CORP          COMMON STOCK  922091103     2,122        120,700       SOLE                              SOLE
VISIO CORP            COMMON STOCK  927914101     4,394         92,500       SOLE                              SOLE
VODAFONE AIR TOUCH
 PLC                  ADRS STOCKS   92857T107       743         15,000       SOLE                              SOLE
WARNER LAMBERT CO     COMMON STOCK  934488107     5,736         70,000       SOLE                              SOLE
WELLS FARGO COMPANY   COMMON STOCK  949746101       247          6,100       SOLE                              SOLE
WHITMAN-HART INC      COMMON STOCK  966834103       429          8,000       SOLE                              SOLE
WORLDTALK
 COMMUNICATIONS
 CORP                 COMMON STOCK  98155G101     3,599        179,402       SOLE                              SOLE
YESMAIL.COM INC       COMMON STOCK  98583Q101       768         22,700       SOLE                              SOLE
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